Derivatives (Summary of Derivative Instruments Designated in Qualifying Hedge Accounting Relationships) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Condensed Income Statements, Captions [Line Items]
Notional amount	$ 25,783,596	$ 23,423,169
Interest rate risk [member] | Swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	547,889	492,270
Foreign exchange risk [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	$ 159,693	$ 144,485